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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 1st Avenue North, Suite 203
         St. Petersburg, FL 33701



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sean McCullagh
Title: Supervisor
Phone: 212 251-3151


Signature, Place, and Date of Signing:

 /s/ Sean McCullagh               New York, NY
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name


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FORM 13 F
Reporting Manager - EVER
CIK 0001054608
CCC ERFAD81#
Mar 31st 2004

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

     COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6          COLUMN 7          COLUMN 8
------------------      --------------  --------     --------    ----------  --------------------   --------    --------------------
                               TITLE                  FAIR        SHARE OF                 SHARED
                                 OF     CUSIP         MARKET     PRINCIPAL    Sole  SHARED  OTHER                VOTING AUTHORITY
  NAME OF ISSUER               CLASS    NUMBER        VALUE        AMOUNT     (A)     (B)    (C)     MANAGERS   SOLE    SHARED  NONE
------------------            --------  --------     --------     --------   ------  -----  -----   --------   ------  -----   -----
IMPCO TECH INC RSTD           OTC EQ     8358115         245,532      44,400    X    EVER                         44,400
DATATRAK INTL INC COM RSTD    OTC EQ     8358117       1,257,570     133,500    X    EVER                        133,500
ABGENIX INC                   OTC EQ    00339B107      3,996,000     300,000    X    EVER                        300,000
APAC CUSTOMER SERVICES INC    OTC EQ    1.85E+108        235,710      81,000    X    EVER                         81,000
ALLIED WASTE INDUSTRIES IN    COMMON    19589308       5,584,876     419,600    X    EVER                        419,600
BIOSOURCE INTERNATIONAL IN    OTC EQ    09066H104      2,100,000     300,000    X    EVER                        300,000
BIO IMAGING TECHNOLOGIES I    OTC EQ    09056N103        311,580      54,000    X    EVER                         54,000
A H BELO CORP SER A--W/RTS    COMMON    80555105      15,268,000     550,000    X    EVER                        550,000
BIG LOTS INC                  COMMON    89302103       1,315,150      90,700    X    EVER                         90,700
CAPSTONE TURBINE CORP         OTC EQ    14067D102        617,253     249,900    X    EVER                        249,900
APPLERA CORP                  COMMON    38020202       2,176,500     150,000    X    EVER                        150,000
CASELLA WASTE SYSTEMS INC     OTC EQ    147448104      8,789,430     604,500    X    EVER                        604,500
DATATRAK INTL INC             OTC EQ    238134100      1,168,080     124,000    X    EVER                        124,000
DOUBLECLICK INC               OTC EQ    258609304     27,665,438   2,459,150    X    EVER                      2,459,150
DISTRIBUTED ENERGY SYSTEMS    OTC EQ    25475V104      1,302,104     392,200    X    EVER                        392,200
DIRECTV GROUP INC             COMMON    25459L106     25,377,000   1,650,000    X    EVER                      1,650,000
DEVRY INC-DEL                 COMMON    251893103     40,220,100   1,334,000    X    EVER                      1,334,000
HUMAN GENOME SCIENCES INC     OTC EQ    444903108      5,012,000     400,000    X    EVER                        400,000
HARSCO CORP                   COMMON    415864107     22,750,000     500,000    X    EVER                        500,000
INTERACTIVE CORP              OTC EQ    45840Q101     28,467,000     900,000    X    EVER                        900,000
IMPCO TECHNOLOGIES INC        OTC EQ    45255W106      1,258,628     227,600    X    EVER                        227,600
IVITROGEN CORP                OTC EQ    46185R100     35,845,000     500,000    X    EVER                        500,000
LIBERTY MEDIA CORP            COMMON    530718105     45,552,000   4,160,000    X    EVER                      4,160,000
LODGENET ENTERTAINMENT COR    OTC EQ    540211109      6,234,850     328,150    X    EVER                        328,150
LINDSAY MANUFACTURING CO      COMMON    535555106      1,137,780      47,250    X    EVER                         47,250
MEDAREX INC                   OTC EQ    583916101      3,363,750     375,000    X    EVER                        375,000
NCR CORP                      COMMON   6.2886E+112    19,827,000     450,000    X    EVER                        450,000
NEW HORIZONS WORLDWIDE INC    OTC EQ    645526104      2,353,408     371,200    X    EVER                        371,200
NII HOLDINGS INC              OTC EQ    62913F201      9,880,036     281,643    X    EVER                        281,643
OAKLEY INC                    COMMON    673662102      4,452,000     300,000    X    EVER                        300,000
PROTEIN DESIGN LABS INC       OTC EQ    74369L103     15,483,000     650,000    X    EVER                        650,000
QUANTUM FUEL SYS TECHNOLOG    OTC EQ   7.4765E+113     3,316,920     422,000    X    EVER                        422,000
RENAISSANCE LEARNING INC      OTC EQ    75968L105      8,570,250     325,000    X    EVER                        325,000
REPUBLIC SERVICES INC         COMMON    760759100     45,085,085   1,665,500    X    EVER                      1,665,500
STRATEGIC DIAGNOSTICS INC     OTC EQ    862700101        987,500     250,000    X    EVER                        250,000
TROJAN TECHNOLOGIES INC        CEQ      896924107        321,476      50,000    X    EVER                         50,000
TYCO INTERNATIONAL LTD        COMMON    902124106     17,190,000     600,000    X    EVER                        600,000
VALMONT INDUSTRIES INC        COMMON    920253101        789,210      39,500    X    EVER                         39,500
WATERS CORP                   COMMON    941848103     40,840,000   1,000,000    X    EVER                      1,000,000
WASTE CONNECITONS INC         COMMON    941053100     19,900,000     500,000    X    EVER                        500,000
WILLIAMS COMPANIES INC        COMMON    969457100     55,745,250   5,825,000    X    EVER                      5,825,000

                                                    531,992,466

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